Taxes Recoverable (Tables)	6 Months Ended
Jun. 30, 2026
Taxes Recoverable
Schedule of income taxes recoverable and canadian sales taxes
	June 30, 2026	December 31, 2025
VAT recoverable	$2,246	$1,731
GST recoverable	51	22
Income taxes recoverable	17	17
	$2,314	$1,770